Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings

NOTE 10 – BORROWINGS

Borrowings

Borrowings as of December 31, 2020 and December 31, 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Credit facilities	$427,287	$404,280
Financial liabilities	63,882	90,086
Total borrowings	$491,169	$494,366
Less: Current portion of long-term borrowings, net	(201,835)	(59,780)
Less: Deferred finance costs, net	(4,312)	(5,338)
Long-term borrowings, net	$285,022	$429,248

As of December 31, 2020, the total borrowings, net of deferred finance costs under the Navios Partners' credit facilities were $486,857.

Term Loan B Facility: In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B Facility. On October 31, 2013 and November 1, 2013, Navios Partners completed the issuance of an $189,500 add-on to its existing Term Loan B Facility.

On March 14, 2017, Navios Partners completed the issuance of a new $405,000 Term Loan B Facility. The new Term Loan B Facility bore an interest rate of LIBOR plus 500 bps, it was set to mature on September 14, 2020 and was repayable in equal quarterly installments of 1.25% of the initial principal amount. Navios Partners used the net proceeds of the Term Loan B Facility to: (i) refinance the existing Term Loan B Facility; and (ii) pay fees and expenses related to the Term Loan B. On August 10, 2017, Navios Partners completed the issuance of a $53,000 add-on to its existing Term Loan B Facility. The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.

During the year ended December 31, 2018, four drybulk vessels were released from security of the Term Loan B Facility and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility. In April and May 2019, Navios Partners prepaid $73,478 and released five vessels from the collateral package of the Term Loan B Facility. In August 2019, Navios Partners prepaid $85,500 and released five vessels from the collateral package of the Term Loan B Facility. On October 10, 2019, Navios Partners fully prepaid the Term Loan B Credit Facility's outstanding balance of $253.8 million initially repayable on September 14, 2020. Following these prepayments, an amount of $1,973 and $4,101 was written off from the deferred fees and discount presented under the caption “Interest expense and finance costs” in the Consolidated Statement of Operations.

BNP Credit Facility: On June 26, 2017, Navios Partners entered into a new credit facility with BNP PARIBAS (the “BNP Credit Facility”) of up to $32,000 (divided into two tranches) in order to partially finance the acquisition of the Navios Ace and the Navios Sol. On June 28, 2017, the first tranche of BNP Credit Facility of $17,000 was drawn. On July 18, 2017, the second tranche of BNP Credit Facility of $15,000 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the first tranche in the amount of $15,070. Following this repayment, an amount of $117 was written-off from the deferred finance fees. On April 9, 2019, Navios Partners amended the existing BNP Credit Facility, in order to refinance two vessels and replace the existing collateral under the BNP Credit Facility. As of December 31, 2020, the outstanding balance of the BNP Credit Facility was $8,515 and is repayable in three equal consecutive quarterly installments of $569 each, with a final balloon payment of $6,808 to be repaid on the last repayment date. The facility matures in the third quarter of 2021 and bears interest at LIBOR plus 300 bps per annum.

DVB Credit Facilities: On June 28, 2017, Navios Partners entered into a new credit facility with DVB Bank S.E. (the "DVB $39m Credit Facility") of up to $39,000 (divided into four tranches) in order to refinance the Commerzbank/DVB Credit Facility dated July 2012 and an additional amount of $7,000 to partially finance the acquisition of the Navios Prosperity I. The amounts of $7,000 and $32,000 were drawn on June 30, 2017 and November 3, 2017, respectively. On July 2, 2018, Navios Partners repaid the outstanding balance of the three tranches in the amount of $20,200. Following this repayment, an amount of $209 was written-off from the deferred finance fees. On April 15, 2019, Navios Partners fully repaid the outstanding balance of $12,250. Following this repayment, an amount of $94 was written-off from the deferred finance fees.

On July 31, 2018, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “DVB $44m Credit Facility”) of up to $44,000 (divided into two tranches) in order to finance the acquisition of the Navios Sphera and the Navios Mars. The amounts of $17,500 and $26,500 were drawn on August 30, 2018. As of December 31, 2020, the total outstanding balance of the DVB $44m Credit Facility was $36,823 and is repayable in 11 equal consecutive quarterly installments of $798 each, with a final balloon payment of $28,050 to be repaid on the last repayment date. The facility matures in the third quarter of 2023 and bears interest at LIBOR plus 290 bps per annum.

On February 12, 2019, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “DVB $66m Credit Facility”) of up to $66,000 (divided into four tranches) in order to refinance the DVB Credit Facility dated June 28, 2017 and three Capesize vessels previously included in the Term Loan B collateral package. On April 15, 2019, Navios Partners drew the two tranches of $15,675 each. On October 10, 2019, Navios Partners drew the two additional tranches of $14,820 each. As of December 31, 2020, the total outstanding balance of the four tranches of the DVB $66m Credit Facility was $49,797 and is repayable in two quarterly installments of $2,243 each and 12 quarterly installments of $1,859 each, with a final balloon payment of $23,001, to be repaid on the last repayment date. The facility matures in the first quarter of 2024 and bears interest at LIBOR plus 260 bps per annum.

Nordea/Skandinaviska Enskilda/NIBC Credit Facility: On March 26, 2018, Navios Partners entered into a new credit facility with Nordea Bank AB, Skandinaviska Enskilda BanKen AB and NIBC Bank N.V. (the “Nordea Credit Facility”) of up to $14,300 (divided into two tranches) in order to partially finance the acquisition of the Navios Symmetry and the Navios Altair I. On May 18, 2018, the first tranche of the Nordea Credit Facility of $7,150 was drawn. On June 1, 2018 the second tranche of the March 2018 Credit Facility of $7,150 was drawn. On December 13, 2018, Navios Partners repaid the outstanding balance of the second tranche in the amount of $6,554. Following this repayment, an amount of $95 was written-off from the deferred finance fees. As of December 31, 2020, the outstanding balance of the Nordea Credit Facility was $4,170 and is repayable in ten equal consecutive quarterly installments of $298 each, with a final balloon payment of $1,190 to be repaid on the last repayment date. The facility matures in the second quarter of 2023 and bears interest at LIBOR plus 300 bps per annum.

NIBC Credit Facility: On December 28, 2018, Navios Partners entered into a new credit facility with NIBC Bank N.V. (the “NIBC Credit Facility”) of up to $28,500 (divided into three tranches) in order to refinance three Ultra-Handymax vessels, previously included in the Term Loan B collateral package. On May 8, 2019, the first tranche of the NIBC Credit Facility of $11,915 was drawn. On October 10, 2019, the two remaining tranches of the NIBC Credit Facility of $13,475 in total were drawn. As of December 31, 2020, the outstanding balance of the NIBC Credit Facility was $21,878 and is repayable in 12 consecutive quarterly installments of $751 each, with a final balloon payment of $12,862 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2023 and bears interest at LIBOR plus 275 bps per annum. As of December 31, 2020, one Ultra-Handymax vessel was released from security of the NIBC Credit Facility and in exchange, $5,273 in cash substituted the released vessel, as collateral to the NIBC Credit Facility.

DNB Credit Facility: On April 5, 2019, Navios Partners entered into a new credit facility with DNB Bank ASA (the “DNB Credit Facility”) of up to $40,000 (divided into two tranches) in order to refinance two Capesize vessels, previously included in the Term Loan B collateral package. On October 10, 2019, the two tranches of the DNB Credit Facility of $34,350 were drawn. As of December 31, 2020, the outstanding balance of the DNB Credit Facility was $30,530 and is repayable in 14 consecutive quarterly installments of $955 each, with a final balloon payment of $17,160 to be repaid on the last repayment date. The facility matures in the second quarter of 2024 and bears interest at LIBOR plus 275 bps per annum.

CACIB Credit Facilities: On July 4, 2019, Navios Partners entered into a new credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”), (the “CACIB $52.8m Credit Facility”) of up to $52,800 (divided into four tranches) in order to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package. In August 2019, the three tranches of the CACIB Credit Facility of $36,516, in total were drawn. In October 2019, the fourth tranche of the CACIB Credit Facility of $16,284 was drawn. As of December 31, 2020, the total outstanding balance of the CACIB $52.8m Credit Facility was $43,350 and is repayable in nine consecutive six-month installments of $3,150, with a final balloon payment of $15,000 to be repaid on the last repayment date. The facility matures in the second quarter of 2025 and bears interest at LIBOR plus 275 bps per annum.

On September 28, 2020, the Company entered into a new credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”), (the “CACIB $33.0m Credit Facility”) of up to $33,000 in order to finance the acquisition of the two drybulk vessels acquired from Navios Maritime Holdings. As of December 31, 2020, the total outstanding balance of the CACIB $33.0m Credit Facility was $32,150 and is repayable in 19 consecutive quarterly installments of $850 with a final balloon payment of $16,000 to be repaid on the last repayment date. The facility matures in the third quarter of 2025 and bears interest at LIBOR plus 325 bps per annum up to maturity date.

HCOB Credit Facility: On September 26, 2019, Navios Partners entered into a new credit facility with Hamburg Commercial Bank AG (the “HCOB Credit Facility”) of up to $140,000 in order to refinance eight drybulk vessels and five Containerships, previously included in the Term Loan B collateral package. On October 10, 2019, the amount of $140,000 of HCOB Credit Facility was drawn. As of December 31, 2020, the outstanding balance of the HCOB Credit Facility was $118,500 and is repayable in four consecutive quarterly installments of $5,375 each, with a final balloon payment of $97,000 to be repaid on the last repayment date. The facility matures in the third quarter of 2021 and bears interest at LIBOR plus 320 bps per annum.

ABN Credit Facilities: On December 12, 2019, the Company entered into a new credit facility with ABN Amro Bank N.V. (the “ABN $23.5m Credit Facility”) of up to $23,500 in order to finance the acquisition of the five container vessels from Navios Europe I which had subsequently been refinanced from Hellenic Bank Public Company Limited in June 2020. On September 30, 2020, the Company entered into a second supplemental agreement with ABN Amro Bank N.V., to extend the terms of the then outstanding balance. As of December 31, 2020, the outstanding balance of the ABN $23.5m Credit Facility was $3,369 and is repayable in two consecutive quarterly installments of $173 with a final balloon payment of $3,024 to be repaid on the last repayment date. The facility matures in the second quarter of 2021 and bears interest at LIBOR plus 400 bps per annum up to February 28, 2021 and 600 bps per annum up to maturity date (see Note 23 — Subsequent Events).

On June 26, 2020, the Company entered into a new credit facility with ABN Amro Bank N.V. (the “ABN $32.2m Credit Facility”) of up to $32,200 in order to finance the acquisition of the five drybulk vessels acquired from Navios Europe II. As of December 31, 2020, the total outstanding balance of the ABN $32.2m Credit Facility was $27,095 and is repayable in two consecutive quarterly installments of $1,190, with a final balloon payment of $24,715 to be repaid on the last repayment date. The facility matures in the second quarter of 2021 and bears interest at LIBOR plus 400 bps per annum up to December 31, 2020 and 425 bps per annum up to maturity date.

DORY Credit Facility: On December 16, 2019, the Company entered into a credit facility with Dory Funding DAC (the “Dory Credit Facility”) of up to $37,000 in order to finance the acquisition of four drybulk vessels. As of December 31, 2020, the total outstanding balance of the Dory Credit Facility was $35,150 and is repayable in six consecutive quarterly installments of $925, with a final balloon payment of $29,600 to be repaid on the last repayment date. The facility matures in the third quarter of 2022 and bears interest at LIBOR plus 475 bps per annum for the first twelve-month period after the utilization date, 600 bps for the following twelve-month period and 700 bps for the period commencing 24 months after the utilization date through the termination date.

Hellenic Bank Credit Facility: On June 25, 2020, the Company entered into a new credit facility with Hellenic Bank Public Company Limited (the “Hellenic Credit Facility”) in order to partially refinance the ABN $23.5m Credit Facility, relating to four of the containerships acquired from Navios Europe I, of up to $17,000. As of December 31, 2020, the total outstanding balance was $15,960 and is repayable in two consecutive quarterly installments of $520 and ten consecutive quarterly installments of $660, with a final balloon payment of $8,320 to be repaid on the last repayment date. The facility matures in the fourth quarter of 2023 and bears interest at LIBOR plus 350 bps per annum (see Note 23 — Subsequent Events).

Amounts drawn under the credit facilities are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by the respective vessel-owning subsidiaries. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.

The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $0.5 million to $0.65 million per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.

It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayments or cure provisions of the facilities.

As of December 31, 2020, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities.

Financial Liabilities

In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. Navios Partners is obligated to make 69 and 60 consecutive monthly payments, respectively, of approximately $161 and $155 each, respectively, commencing as of December 2018. As of December 31, 2020, the outstanding balance under the sale and leaseback agreements of the Navios Fantastiks and the Navios Beaufiks was $20,790 in total. The agreements mature in the third quarter of 2024 and fourth quarter of 2023, respectively, with a purchase obligation of $6,300 per vessel on the last repayment date.

On April 5, 2019, the Company entered into a new sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On April 11, 2019, the amount of $20,000 was drawn. Navios Partners is obligated to make 120 consecutive monthly payments of approximately $190 each, commencing as of April 2019. As of December 31, 2020, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $18,056. The agreement matures in the second quarter of 2029, with a purchase obligation of $6,300 on the last repayment date.

On June 7, 2019, the Company entered into a new sale and leaseback agreement of $7,500, with unrelated third parties for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2019, the amount of $7,500 was drawn. Navios Partners is obligated to make 36 consecutive monthly payments of approximately $178 each, commencing as of June 2019. As of December 31, 2020, the outstanding balance under the sale and leaseback agreement of the Navios Sagittarius was $4,716. The agreement matures in the second quarter of 2022, with a purchase obligation of $2,000 on the last repayment date.

On July 2, 2019, the Company entered into a new sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 179,016 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On July 24, 2019, the amount of $22,000 was drawn. Navios Partners is obligated to make 132 consecutive monthly payments of approximately $198 each, commencing as of July 2019. As of December 31, 2020, the outstanding balance under the sale and leaseback agreement of the Navios Ace was $20,320. The agreement matures in the third quarter of 2030, with a purchase obligation of $6,300 on the last repayment date.

The Financial Liabilities have no financial covenants.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2020, based on the repayment schedules of the respective credit facilities and financial liabilities (as described above).

Year	Amount
2021	$203,593
2022	69,300
2023	88,008
2024	65,471
2025 and thereafter	64,797
Total	$491,169